CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Stockholders' Equity [Abstract]
Dividends	$ .1	$ 0.07	$ 0.105